Finance income and costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Fair value movements on derivative liabilities (Note 22)	€ 0	€ 5	€ 71
Fair value movements on Exchangeable Notes (Note 22)	0	0	159
Interest income	217	131	47
Interest income on finance lease receivables	6	0	0
Dividend income	19	0	0
Other financial income	19	11	13
Foreign exchange gains	67	14	131
Total	328	161	421
Finance costs
Fair value movements on derivative liabilities (Note 22)	(33)	(7)	0
Fair value movements on Exchangeable Notes (Note 22)	(239)	(98)	(15)
Interest expense on lease liabilities	(36)	(38)	(41)
Other finance costs	(7)	(11)	(17)
Foreign exchange losses	(37)	(66)	(59)
Total	€ (352)	€ (220)	€ (132)